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                          TITAN FINANCIAL SERVICES FUND










                               SEMI-ANNUAL REPORT

                                OCTOBER 31, 1999

                         TITAN INVESTMENT ADVISORS, LLC

                          Titan Financial Services Fund
            9672 Pennsylvania Avenue * Upper Marlboro, Maryland 20772
                             Telephone: 888-448-4826
                         Gilbert R. Giordano, President


December 6, 1999

Dear Fellow Shareholder,

      As of October 31, 1999, the Titan Financial Services Fund closed at a price of $16.83. The Fund's performance through October 31, 1999 is as follows(1):

          Cumulative Return Since Inception                  93.21%
          Average Annual Return Since Inception              21.08%
          12-Month Return                                    24.05%

      I am pleased to report that as of October 31, the Titan Financial Services Fund was up 14.72% year-to-date. This compares favorably with the S&P 500 Index which was up 10.88% for the same period. It appears that our blend of investments, both financial and non-financial, are an excellent balance. As reported to you several months ago, we have diversified the Fund so that we are no longer 95% or more in financial stocks. We instead are trying to maintain a 25% allocation to non-financials and 75% in financial stocks. We have done this to avoid the periodic, sharp and severe pull-backs that both the banks and the brokerages have experienced over the last 10 months.

      As previously indicated, the financial services sector has been in such an oversold situation, that a rally was imminent. In the second half of October, we saw that rally. The financials, particularly the bank and brokerages, moved up nearly 20% during the month of October, representing a very significant rally. In November, we saw a pull-back in the financials and approximately one-third of the advance was lost. We now feel that the balance of the rally in the financials is imminent, particularly after the first of the year. We expect a relief rally to occur in the early part of January and continue throughout the first part of the year.

      The reasons to invest in financial services remains in focus and more relevant today than ever. I would like to review the salient reasons that support that opinion.

      1. Stocks, particularly small, regional banks and brokers are selling at a 45% discount to the S&P 500 (Bear Stearns and Lehman Bros. are selling at slightly more than a 50% premium to book and 10 times next year's earnings.)

      2. The repeal of the Glass-Stegal Act will accelerate consolidation activity to possibly 2-3 times its historical annual average. The Y2K issue has delayed the expansion of the financials, but after January 1, we expect to see a multiplicity of mergers, not only between banks and brokerages in the U.S., but also of European and Asiatic banks seeking to acquire American banks and brokerages. A recent example of this is HSBC Holdings acquisition of Republic Bank.

      3. The trading volume on the NASDAQ and the S&P are at historical heights, with the NASDAQ trading many days at 1.5 billion shares. We believe that the brokerages will have their best quarter ever, with many of them exceeding estimates by as much as 10%-20%. It is for this reason that we, again, have increased our position in the brokerage sector.

      All of the above point to strong growth in the financial sector. It is my opinion that the financials, particularly the regional banks and brokerages, will outperform the broader market throughout the balance of this year and next, once the Y2K concern is behind us. One feature of our Fund that we think makes it unique, is that we are heavily invested in it ourselves. We participate in the Fund's gains and losses along with our fellow investors.

      We thank you for your trust and support in the Fund. We hope for our continued success during the remainder of this year and in the years to come.


                                        Very truly yours,

                                        Gilbert R. Giordano
                                        President

(1) The Fund commenced operations on May 22 1996. The Fund's total return for the one year period and average annual since inception on May 22, 1996 through September 30, 1999 were 21.30% and 18.53%, respectively. Past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                          TITAN FINANCIAL SERVICES FUND

SCHEDULE OF INVESTMENTS at October 31, 1999 (Unaudited)
--------------------------------------------------------------------------------
 Shares   COMMON STOCKS: 99.2%                                         Value
--------------------------------------------------------------------------------
          Airlines: 0.5%
   2,000  UAL Corp.*..............................................  $   136,125
                                                                    -----------
          Banks: 30.7%
   3,500  Amsouth Bancorporation..................................       90,125
   1,000  Argentaria, Caja Postal y Banco Hipotecarlo
            de Espene, SA.........................................       44,625
  18,100  Banc One Corp. (a)......................................      679,881
   5,000  Bank of New York Co., Inc...............................      209,375
  11,000  Bank of Tokyo Mitsubishi, LTD...........................      181,500
   7,000  BankAmerica Corp. (a)...................................      450,625
   2,500  BB & T Corporation......................................       90,937
   2,200  Cathay Bancorp, Inc.....................................       84,425
   2,000  CCB Financial Corp......................................       92,350
   3,000  Chase Manhattan Corp. (a)...............................      262,125
   2,000  Comerica, Inc...........................................      118,875
  14,000  Fidelity National Corporation...........................      111,125
  16,400  First Regional Bancorp* ................................      123,000
   4,175  First Security Corp.....................................      106,984
   6,000  First Tennessee National Corp...........................      204,000
   5,500  First Union Corp........................................      234,781
   3,136  Firstar Corp............................................       92,135
  10,500  Fleet Boston Corp.......................................      458,062
   2,000  Hibernia Corporation, Class A ..........................       27,975
  10,255  Hudson  United  Bancorp.................................      322,392
  11,960  Imperial Bancorp* ......................................      296,757
   1,500  ING Groep N.V...........................................       88,688
   4,000  ITLA Capital Corp.*.....................................       60,500
     500  J.P. Morgan & Co........................................       65,437
   7,500  Keycorp.................................................      209,531
   2,300  National Bank of Canada.................................       28,068
   3,000  National City Corp......................................       88,500
  12,777  New England Community Bancorp, Inc......................      381,713
   4,000  NMBT Corp...............................................       99,250
   8,000  North Fork Bancorporation, Inc..........................      165,500
  19,000  Patriot National Bank*..................................      209,000

See accompanying Notes to Financial Statements.

                          TITAN FINANCIAL SERVICES FUND

--------------------------------------------------------------------------------
 Shares                                                                Value
--------------------------------------------------------------------------------
          Banks, continued
   1,000  Peoples Bank Corp.......................................  $    79,500
   8,000  PNC Bank Corp...........................................      477,000
  11,500  Professional Bancorp, Inc...............................      117,875
  19,453  PSB Bancorp, Inc.*......................................      104,565
   5,400  Redwood Empire Bancorp..................................      106,650
   3,000  Southtrust Corp.........................................      120,000
   6,000  Summit Bancorp..........................................      207,750
   2,000  Summit Bancshares, Inc..................................       37,500
   2,600  Texas Regional Bancshares, Inc..........................       72,638
  13,600  Toronto Dominion Bank...................................      313,650
   1,000  Unibanco - Sponsored, Gdr...............................       23,125
  24,100  Union Bankshares Ltd.*..................................      394,638
   3,000  Union Planters Corp.....................................      133,500
   6,000  US BANCORP, Inc.........................................      222,375
   8,500  Wells Fargo & Company (a)...............................      406,938
   1,000  Westernbank Puerto Rico.................................       13,875
                                                                    -----------
                                                                      8,509,820
                                                                    -----------
          Brokerage Services: 30.7%
   3,000  A.G. Edwards, Inc.......................................       90,187
  18,100  Ameritrade Holding Corp., Class A (a)*..................      294,125
  27,577  Bear Stearns Companies, Inc. (a)........................    1,175,470
   2,000  Blackrock, Inc.*........................................       29,165
   1,000  Charles Schwab Corp.....................................       38,938
  20,500  Donaldson, Lufkin & Jenrette, Inc. -DLJ (a).............    1,060,875
   4,000  Donaldson, Lufkin & Jenrette, Inc.-DLJ Direct*..........       56,500
   7,000  E*TRADE Group, Inc (a)*.................................      166,687
   5,019  First Albany Companies, Inc.............................       80,304
     500  Hambrecht & Quist Group (a)*............................       24,687
   1,500  HSBC Holdings, Plc......................................       92,344
  14,866  Legg Mason, Inc. (a)....................................      540,751
  21,100  Lehman Brothers Holdings, Inc. (a)......................    1,554,806
  12,500  Merrill Lynch & Company, Inc.(a)........................      981,250
   9,300  Morgan Stanley Dean Witter & Company (a)................    1,025,906

See accompanying Notes to Financial Statements.

                          TITAN FINANCIAL SERVICES FUND

--------------------------------------------------------------------------------
 Shares                                                                Value
--------------------------------------------------------------------------------
          Brokerage Services, continued
   3,000  National Discount Brokers Group, Inc.*..................  $    71,812
  28,950  Paine Webber Group, Inc. (a)............................    1,179,713
   1,000  T. Rowe Price, Inc......................................       35,500
   1,000  TD Waterhouse Group, Inc.*..............................       12,688
                                                                    -----------
                                                                      8,511,708
                                                                    -----------
          Collectibles: 0.4%
  12,000  The Topps Company, Inc.(a)*.............................      117,750
                                                                    -----------
          Computer Networks: 0.9%
  13,300  Novell, Inc. (a)*.......................................      266,831
                                                                    -----------
          Computer Services: 0.3%
   3,000  Axent Technologies, Inc.*...............................       44,438
   1,500  Sanchez Computer Associates (a)*........................       33,000
                                                                    -----------
                                                                         77,438
                                                                    -----------
          Computer Software: 2.0%
   9,000  Oracle Corp. (a)*.......................................      428,063
   3,000  Remedy Corporation (a)*.................................      129,000
                                                                    -----------
                                                                        557,063
                                                                    -----------
          Constuction: 0.5%
   8,000  Toll Brothers, Inc.*....................................      140,000
                                                                    -----------
          Data Processing/Management: 1.5%
   7,500  First Data Corp. (a)....................................      342,656
   4,250  Fundtech Ltd.*..........................................       56,844
                                                                    -----------
                                                                        399,500
                                                                    -----------

See accompanying Notes to Financial Statements.

                          TITAN FINANCIAL SERVICES FUND

--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
          Distribution/Wholesale: 0.8%
   2,000  Advanced Marketing Services, Inc........................  $    38,750
   2,500  FDX Corporation (a)*....................................      107,656
   2,000  GATX Corpotation........................................       66,375
                                                                    -----------
                                                                        212,781
                                                                    -----------
          Fiber Optics: 0.4%
   3,000  CIENA Corp. (a)*........................................      105,750
                                                                    -----------
          Financial Services: 7.0%
   2,000  Allmerica Financial Corp................................      114,375
   4,000  Capital One Financial Corp..............................      212,000
   6,500  CheckFree Holdings Corp.*...............................      242,938
  15,750  Citigroup, Inc. (a).....................................      852,469
   2,000  Enhance Financial Services Group, Inc...................       38,100
   9,700  Fidelity National Financial, Inc........................      152,169
   3,000  First Sierra Financial, Inc.*...........................       44,250
   1,500  Hartford Financial Services Group, Inc..................       77,719
   6,000  InterCept Group, Inc.*..................................       89,250
   3,000  New Century Financial Corporation*......................       41,063
   1,500  The FINOVA Group, Inc...................................       66,094
                                                                    -----------
                                                                      1,930,427
                                                                    -----------
          Insurance: 2.0%
   5,000  Allstate Corp...........................................      143,750
   1,000  Aetna, Inc..............................................       50,250
   6,082  First American Financial Corp...........................       90,090
   5,000  Franklin American Corp..................................            0
     500  Hartford Life, Inc......................................       26,125
   2,000  Philadelphia Consolidated Holding Corp.*................       29,000
   2,000  Selective Insurance Group, Inc..........................       37,625
   4,000  Stewart Information Services Corp.......................       59,500
   3,000  Travelers Property Casualty Corp........................      108,000
                                                                    -----------
                                                                        544,340
                                                                    -----------

See accompanying Notes to Financial Statements.

                          TITAN FINANCIAL SERVICES FUND

--------------------------------------------------------------------------------
 Shares                                                                Value
--------------------------------------------------------------------------------
          Medical - Drugs: 6.1%
   5,000  Abbott Laboratories (a).................................  $   201,875
   8,000  Merck & Co., Inc. (a)...................................      636,500
  15,000  Pfizer, Inc.............................................      592,500
   1,000  Pharmacia & Upjohn, Inc.................................       53,937
  11,000  Pharmacopeia, Inc.*.....................................      163,625
   1,000  Schering-Plough Corporation.............................       49,500
                                                                    -----------
                                                                      1,697,937
                                                                    -----------
          Medical Instruments: 0.5%
   4,010  Medtronic, Inc. ........................................      138,846
                                                                    -----------
          Medical Laser Systems: 0.7%
   5,400  LaserSight Incorporated*................................       74,587
   8,000  Summit Technology, Inc.*................................      124,500
                                                                    -----------
                                                                        199,087
                                                                    -----------
          Medical - Biomedical/Gene: 3.2%
   9,500  CryoLife, Inc.*.........................................      110,437
  11,100  Eli Lilly & Co. (a).....................................      764,513
                                                                    -----------
                                                                        874,950
                                                                    -----------
          Restaurants: 0.7%
   3,000  IHOP Corp...............................................       54,187
   6,250  Outback Steakhouse, Inc. (a)*...........................      143,750
                                                                    -----------
                                                                        197,937
                                                                    -----------
          Racetracks: 0.1%
   2,000  Dover Downs Entertainment, Inc..........................       31,750
                                                                    -----------
          Retail: 2.9%
   4,000  BJ's Wholesale Club, Inc.*..............................      123,250
   1,000  Costco Wholesale Corp.*.................................       80,312
   4,000  Home Depot, Inc.........................................      302,000
  15,200  TCBY Enterprises, Inc...................................       63,650
   4,000  Wal-Mart Stores, Inc....................................      228,500
                                                                    -----------
                                                                        797,712
                                                                    -----------

See accompanying Notes to Financial Statements.

                          TITAN FINANCIAL SERVICES FUND

--------------------------------------------------------------------------------
 Shares                                                                Value
--------------------------------------------------------------------------------
          Telecommunications Equipment and Services: 3.6%
   1,000  Antec Corp.*............................................     $ 48,500
   3,000  AT&T Corp...............................................      140,250
   2,000  Global Crossing, Ltd.*..................................       69,250
   2,500  IDT Corporation*........................................       57,187
     500  Lucent Technologies, Inc................................       32,125
   8,000  Periphonics Corporation (a)* ...........................      303,000
   5,000  Quest Communications International, Inc.*...............      180,000
   2,000  Sprint Corp. (PCS Group) (a)*...........................      165,875
                                                                    -----------
                                                                        996,187
                                                                    -----------
          Thrift and Savings / Savings Banks: 3.7%
  21,388  Access Anytime Bancorp, Inc.*...........................      171,104
   3,000  Coastal  Bancorp, Inc...................................       57,187
   7,500  Golden State Bancorp, Inc.*.............................      156,562
   4,500  Haven Bancorp, Inc......................................       72,000
   5,400  NetB@nk, Inc.*..........................................      119,475
   1,000  People's Bancshares, Inc................................       17,925
   6,000  People's Bank...........................................      151,875
   3,000  Sovereign Bancorp, Inc..................................       26,438
   4,500  St. Francis Capital Corp................................      101,250
  10,800  WSFS Financial Corp.....................................      153,900
                                                                    -----------
                                                                      1,027,716
                                                                    -----------
          Total Common Stocks (cost $22,231,857)..................   27,471,655
                                                                    -----------

See accompanying Notes to Financial Statements.

                          TITAN FINANCIAL SERVICES FUND

--------------------------------------------------------------------------------
Principal
 Amount   REPURCHASE AGREEMENT: 1.8%                                   Value
--------------------------------------------------------------------------------
$492,000  Firstar Repurchase Agreement, 3.30%, dated 10/29/99, due 11/1/99, collateralized by $432,756 GNMA, 6.50%,
            due 7/15/2009 (proceeds $492,135) (cost $492,000).....  $   492,000
                                                                    -----------
          Total Investments in Securities
            (cost $22,723,857): 101.0%............................   27,963,655
          Liabilities in Excess of Other Assets:  (1.0)%..........     (282,440)
                                                                    -----------
          Total Net Assets: 100.0%................................  $27,681,215
                                                                    ===========

* Non-income producing security.
(a) Security subject to call option.

+ At October 31, 1999, the basis of securities for federal income tax puposes was the same as their cost for financial reporting purposes. Gross unrealized appreciation and depreciation of securities were as follows:

          Gross unrealized appreciation...........................  $ 5,738,901
          Gross unrealized depreciation...........................     (499,103)
                                                                    -----------
          Net unrealized appreciation.............................  $ 5,239,798
                                                                    ===========

See accompanying Notes to Financial Statements.

                          TITAN FINANCIAL SERVICES FUND

SCHEDULE OF CALL OPTIONS WRITTEN at October 31, 1999 (Unaudited)
--------------------------------------------------------------------------------
Contracts
 Subject
 to Call  Common Stocks/Expiration Date/Exercise Price                 Value
--------------------------------------------------------------------------------
   10     Abbott Laboratories/Nov 35..............................  $    (5,687)
   40     Ameritrade Holding Corp-Class A/Nov 30..................         (750)
   30     Ameritrade Holding Corp-Class A/Nov 31.63...............         (562)
   50     Ameritrade Holding Corp-Class A/Nov 40..................         (937)
   30     Banc One Corp./Nov 40...................................       (1,500)
   30     Bank of America Corp./Jan 65............................      (11,897)
   40     Bear Stearns Companies, Inc./Jan 45.....................      (10,250)
   30     Chase Manhattan Corp./Jan 90............................      (15,022)
   20     CIENA Corp./Nov 45......................................         (437)
   41     Citigroup, Inc./Jan 55..................................      (14,606)
   30     Donaldson, Lufkin, Jenrette, Inc./Nov 40................      (35,625)
   20     E*TRADE Group, Inc./Jan 30..............................       (3,750)
   20     E*TRADE Group, Inc./Nov 25..............................       (2,375)
   50     Eli Lilly & Co./Jan 70..................................      (23,750)
   20     FDX Corporation/Jan 40..................................      (11,000)
   20     First Data Corp./Feb 45.................................       (9,375)
    5     Hambrecht & Quist Group/Nov 45..........................       (2,344)
   30     Legg Mason/Nov 30.......................................      (19,500)
   20     Lehman Brothers Holdings, Inc./Dec 80...................       (6,917)
   20     Lehman Brothers Holdings, Inc./Jan 80...................       (9,667)
   20     Merck & Co., Inc./Dec 75................................      (12,500)
   50     Merck & Co., Inc./Dec 80................................      (15,625)
   30     Merril Lynch & Co./Jan 80...............................      (16,688)
   40     Morgan Stanley Dean Witter & Co./Jan 90.................      (94,000)
   50     Novell, Inc./Dec 17.5...................................      (19,687)
   30     Oracle Corp./Jan 45.....................................      (18,750)
   60     Outback Steakhouse, Inc./Nov 30.........................       (1,125)
   20     Paine Webber Group, Inc./Nov 30.........................      (21,750)
   12     Periphonics Corp./Nov 35................................       (4,125)
   20     Remedy Corp./Nov 30.....................................      (26,250)
   15     Sanchez Computer Associates/Nov 35......................         (281)
   10     Sprint Corp. (PCS Group)/Nov 65.........................      (18,250)
   10     Sprint Corp. (PCS Group)/Nov 75.........................       (8,813)
   30     The Topps Company/Nov 7.5 ..............................       (7,219)
   30     Wells Fargo Company/Jan 50..............................       (6,647)
                                                                    -----------
          Total Call Options (proceeds $379,809)..................  $  (457,661)
                                                                    ===========

See accompanying Notes to Financial Statements.

                          TITAN FINANCIAL SERVICES FUND

STATEMENT OF ASSETS AND LIABILITIES at October 31, 1999 (Unaudited)
--------------------------------------------------------------------------------
ASSETS
  Investments in securities, at value (cost $22,723,857)..........  $27,963,655
  Cash............................................................          646
  Receivables:
      Securities sold.............................................    1,427,274
      Fund shares sold............................................       91,124
      Dividends and interest......................................       19,348
  Prepaid expenses................................................       24,820
                                                                    -----------
      Total assets................................................   29,526,867
                                                                    -----------
LIABILITIES
  Options written, at value (proceeds $379,809)...................      457,661
  Payable:
      Securities purchased........................................    1,317,432
  Advisory fees ..................................................       21,810
  Distribution fees...............................................        5,453
  Administration fees.............................................          597
  Other accrued expenses..........................................       42,699
                                                                    -----------
      Total liabilities...........................................    1,845,652
                                                                    -----------
NET ASSETS........................................................  $27,681,215
                                                                    ===========

  Net asset value, offering and redemption price per share
      ($27,681,215/1,644,453) shares outstanding; unlimited
      number of shares authorized without par value)..............  $     16.83
                                                                    ===========

COMPONENTS OF NET ASSETS
  Paid-in capital.................................................  $23,804,022
  Accumulated net investment loss.................................     (148,529)
  Accumulated net realized loss on investment securities
    and options...................................................   (1,136,224)
  Net unrealized appreciation on investment securities
    and options...................................................    5,161,946
                                                                    -----------
      Net assets..................................................  $27,681,215
                                                                    ===========

See accompanying Notes to Financial Statements.

                          TITAN FINANCIAL SERVICES FUND

STATEMENT OF OPERATIONS - For the Six Months Ended October 31, 1999 (Unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME
  Income
      Dividends...................................................  $   150,167
      Interest....................................................        3,788
                                                                    -----------
          Total income............................................      153,955
                                                                    -----------
  Expenses
      Advisory fees ..............................................      139,586
      Distribution fees...........................................       34,896
      Administration fees ........................................       27,917
      Custody fees................................................       55,200
      Transfer agent fees.........................................       12,197
      Fund accounting fees........................................       13,292
      Audit fees..................................................        7,297
      Trustee fees................................................        3,649
      Reports to shareholders.....................................        2,606
      Legal fees..................................................        2,085
      Miscellaneous...............................................        2,605
      Insurance ..................................................        1,154
                                                                    -----------
          Total expenses..........................................      302,484
                                                                    -----------
              Net investment loss ................................     (148,529)
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Realized gain from:
      Security transactions.......................................      982,062
      Option transactions.........................................      718,726
                                                                    -----------
          Net realized gain from security and options transactions    1,700,788
  Net change in unrealized appreciation on investment securities
    and options...................................................   (3,564,906)
                                                                    -----------
      Net realized and unrealized loss on investment securities
        and options...............................................   (1,864,118)
                                                                    -----------
            Net decrease in net assets resulting from operations..  $(2,012,647)
                                                                    ===========

See accompanying Notes to Financial Statements.

                          TITAN FINANCIAL SERVICES FUND

STATEMENT OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------------------------------
                                                                      Six Months Ended     Year Ended
                                                                     October 31, 1999 #  April 30, 1999
-------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment loss...............................................    $  (148,529)      $  (173,523)
  Net realized gain(loss) from security and option  transactions          1,700,788        (2,770,137)
  Net change in unrealized appreciation(depreciation) on investments     (3,564,906)        2,335,548
                                                                        -----------       -----------
     Net decrease in net assets resulting from operations ..........     (2,012,647)         (608,112)
                                                                        -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS
  From net realized gain ...........................................             --        (2,013,790)
                                                                        -----------       -----------
CAPITAL SHARE TRANSACTIONS
  Net increase(decrease) in net assets derived
      from net change in outstanding shares (a).....................     (1,096,776)          306,490
                                                                        -----------       -----------
       Total decrease in net assets ................................     (3,109,423)       (2,315,412)

NET ASSETS
  Beginning of period...............................................     30,790,638        33,106,050
                                                                        -----------       -----------
  End of period  ...................................................    $27,681,215       $30,790,638
                                                                        ===========       ===========

(a) A summary of capital share transactions is as follows:


                                                       Six Months Ended             Year Ended
                                                       October 31, 1999#          April 30, 1999
-----------------------------------------------------------------------------------------------------
                                                     Shares       Value         Shares       Value
-----------------------------------------------------------------------------------------------------
Shares sold ......................................    75,229    $ 1,253,628     270,436   $ 4,538,355
Shares issued in reinvestment of distributions            --             --     145,278     1,983,046
Shares redeemed...................................  (140,680)    (2,350,404)   (394,340)   (6,214,911)
-----------------------------------------------------------------------------------------------------
      Net increase (decrease).....................   (65,451)   $(1,096,776)     21,374     $ 306,490
=====================================================================================================

# Unaudited.

See accompanying Notes to Financial Statements.

                          TITAN FINANCIAL SERVICES FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

-----------------------------------------------------------------------------------------------------
                                                Six Months      Year Ended April 30,    May 22, 1996*
                                                   Ended        --------------------       through
                                             October 31, 1999#    1999        1998     April 30, 1997
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period.........     $18.01         $19.61      $12.60        $10.00
                                                  ------         ------      ------        ------
Income from investment operations:
    Net investment income (loss).............      (0.09)         (0.10)      (0.06)         0.04
    Net realized and unrealized gain (loss)
      on investments.........................      (1.09)         (0.31)       7.93          2.62
                                                  ------         ------      ------        ------
Total from investment operations.............      (1.18)         (0.41)       7.87          2.66
                                                  ------         ------      ------        ------
Less distributions:
    From net investment income...............         --             --          --         (0.06)
    From net realized gain...................         --          (1.19)      (0.86)           --
                                                  ------         ------      ------        ------
Total distributions..........................         --          (1.19)      (0.86)        (0.06)
                                                  ------         ------      ------        ------
Net asset value, end of period...............     $16.83         $18.01      $19.61        $12.60
                                                  ======         ======      ======        ======
Total return.................................      (6.55)%        (0.15)%     63.47%        26.67%

Ratios/supplemental data:
Net assets, end of period (millions).........     $ 27.7         $ 30.8      $ 33.1         $ 7.6

Ratio of expenses to average net assets:
    Before expense reimbursement/recoupment..       2.17%+         2.06%       2.10%         3.14%+
    After expense reimbursement/recoupment...       2.17%+         2.06%       2.27%         2.49%+

Ratio of net investment income (loss)
  to average net assets:
    Before expense reimbursement/recoupment..      (1.06)%+       (0.62)%     (0.44)%       (0.33)%+
    After expense reimbursement/recoupment...      (1.06)%+       (0.62)%     (0.61)%        0.33%+

Portfolio turnover rate......................      85.85%        205.86%     107.12%        97.84%

* Commencement of operations.
+ Annualized.
# Unaudited.

See accompanying Notes to Financial Statements.

                          TITAN FINANCIAL SERVICES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------
NOTE 1 - ORGANIZATION

      The Titan Financial Services Fund (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust") which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment management company. The Fund began operations on May 22, 1996. The primary investment objective of the Fund is capital appreciation. The secondary objective is moderate income.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

      A. SECURITY VALUATION. Investments in securities traded on a national securities exchange or Nasdaq are valued at the last reported sales price at the close of regular trading on the last business day of the period; securities traded on an exchange or Nasdaq for which there have been no sales, and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

      B. FEDERAL INCOME TAXES. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

            As of April 30, 1999, for federal income tax purposes, the Fund had $1,992,430 of capital loss carryovers, expiring April 30, 2007, which may be applied against future net taxable realized gain of each succeeding year until the earlier of its utilization or its expiration.

      C. SECURITY TRANSACTIONS, DIVIDEND INCOME AND DISTRIBUTIONS. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

      D. OPTIONS CONTRACTS. The Fund may purchase call options on securities and indices. As the holder of a call option, the Fund has the right to purchase the underlying security at the exercise price at any time until the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call.

                          TITAN FINANCIAL SERVICES FUND

--------------------------------------------------------------------------------
            The Fund may write (sell) call options on securities and indices. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to reflect the current fair value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

      E. USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

      For the six months ended October 31, 1999, Titan Investment Advisors, LLC (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the six months ended October 31, 1999, the Fund incurred $139,586 in advisory fees.

      Investment Company Administration, L.L.C. (the "Administrator") acts as the Fund's administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

          Under $15 million         $30,000
          $15 to $50 million        0.20% of average daily net assets
          $50 to $100 million       0.15% of average daily net assets
          $100 to $150 million      0.10% of average daily net assets
          Over $150 million         0.05% of average daily net assets

      For the six months ended October 31, 1999, the Fund incurred $27,917 in administration fees.

      First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

      Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and Distributor.

                          TITAN FINANCIAL SERVICES FUND

--------------------------------------------------------------------------------
NOTE 4 - DISTRIBUTION  PLAN

      The Fund has adopted a Distribution Plan (the Plan) in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay a fee to the Advisor as Distribution Coordinator at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. During the six months ended October 31, 1999, the Fund paid fees of $34,896 to the Advisor.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

      The cost of purchases and the proceeds from sales of securities, excluding short-term investments, for the six months ended October 31, 1999, were $24,309,898 and $25,577,070, respectively.

      The activity in call option transactions during the six months ended October 31, 1999 are summarized as as follows:

Contracts
 Written                                                              Amount
---------                                                           -----------
   (745)   Options outstanding, beginning of period.............    $(1,165,590)

  3,274    Options purchased....................................      2,570,289

 (4,613)   Options written......................................     (2,614,707)

   (385)   Options closed.......................................       (377,474)

     50    Options exercised....................................         55,875

  1,436    Options expiring.....................................      1,151,798
                                                                    -----------
   (983)   Options outstanding at October 31, 1999..............       (379,809)

           Unrealized depreciation at October 31, 1999..........        (77,852)
                                                                    -----------
           Value of options at October 31, 1999.................    $  (457,661)
                                                                    ===========
           Average fair market value of options for the
             six months ended October 31, 1999..................    $  (380,235)
                                                                    ===========
           Net trading losses on options for the
             six months ended October 31, 1999..................    $  (606,230)
                                                                    ===========

                                     Advisor

                         Titan Investment Advisors, LLC
                            9672 Pennsylvania Avenue
                            Upper Marlboro, MD 20772
                                  888-44-TITAN
                        Account Inquiries 1-800-282-2340

                                   Distributor

                          First Fund Distributors, Inc.
                        4455 E. Camelback Rd., Suite 261E
                                Phoenix, AZ 85018

                                    Custodian

                     Firstar Institutional Custody Services
                                 425 Walnut St.
                              Cincinnati, OH 45202

                     Shareholder Service and Transfer Agent

                          American Data Services, Inc.
                                  P.O. Box 5536
                            Hauppauge, NY 11788-0132

                              Independent Auditors

                              Tait, Weller & Baker
                         8 Penn Center Plaza, Suite 800
                             Philadelphia, PA 19103

                              Counsel to the Trust

                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                             San Francisco, CA 94104

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.